GOODWILL	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014

Goodwill, beginning of the year	$48,941	$55,127
Impairment of Goodwill (see notes 1f and 2g)	(758)	(528)
Foreign currency translation adjustments	(1,430)	(5,658)

Goodwill, end of year	$46,753	$48,941

The carrying value of goodwill by reporting unit as of 31 December 2015 is as follows:

Reporting unit	2015

Cellocator	$2,534
RSA	15,365
SVR (*)	26,873
Pointer brazil	1,981

$46,753

The carrying value of goodwill by reporting unit as of 31 December 2014 is as follows:

Reporting unit	2014

Cellocator	$2,534
RSA	15,418
SVR (*)	26,962
CAR 2 GO	-
Pointer brazil	4,027

$48,941

(*) SVR in Israel

The material assumptions used for the income approach for 2015 were:

	Cellocator	RSA	SVR	Pointer brazil

Discount rate	16%	13%	14%	25%
Growth rate	3%	3%	2%	7.1%
Years of projected cash flows	5	5	5	5